[Letterhead of Thompson Hine LLP]

May 22, 2006

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C.  20549

RE:   Touchstone Variable Series Trust, File Nos. 811-8416 and 33-76566


Ladies and Gentlemen:

      On behalf of Touchstone Variable Series Trust, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 24 to the Trust's Registration Statement (the "Amendment"). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of the filing is to add disclosure regarding Service Class shares to prospectus for the Touchstone Conservative ETF Fund, the Touchstone Moderate ETF Fund, the Touchstone Aggressive ETF Fund and the Touchstone Enhanced ETF Fund.

      If you have any questions concerning this filing, please contact Michael Wible at (614) 469-3297.

                                     Sincerely,

                                     /s/ Michael V. Wible



Michael.Wible@ThompsonHine.com   Phone 614.469.3297   Fax 614.469.3361